Intangible Assets, Net - Intangible assets amortization expense for future years (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible assets amortization expense
2024	¥ 1,532,739
2025	953,211
2026	481,844
2027	220,076
2028	147,229
Thereafter	292,434
Total	¥ 3,627,533	$ 510,927	¥ 4,326,790